Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Employee Benefit Plans Disclosures [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS
Beginning July 1, 2017, employees of ARX and its subsidiaries were included in the benefit plans described below. References in this Note 9 to Progressive refer to The Progressive Corporation and its subsidiaries, including ARX and its subsidiaries. Prior to July 1, 2017, ARX maintained employee benefit plans that were separate from the plans that covered employees of The Progressive Corporation’s other subsidiaries.

Retirement Plans  Progressive has a defined contribution pension plan (401(k) Plan) that covers employees who have been employed with the company for at least 30 days. Under Progressive’s 401(k) Plan, we match up to a maximum of 6% of an employee’s eligible compensation contributed to the plan. Employee and company matching contributions are invested, at the direction of the employee, in a number of investment options available under the plan, including various mutual funds, a self-directed brokerage option, and a Progressive common stock fund. Progressive’s common stock fund is an employee stock ownership program (ESOP) within the 401(k) Plan. At December 31, 2017, the ESOP held 24.6 million of our common shares, all of which are included in shares outstanding. Dividends on these shares are reinvested in common shares or paid out in cash, at the election of the participant, and the related tax benefit is recorded as part of our tax provision.
Previously, ARX employees were covered by separate qualified defined contribution plans. Matching contributions to these plans for the year ended December 31, 2017, 2016, and 2015 (including the contributions made subsequent to The Progressive Corporation acquiring a controlling interest in ARX) were $97.3 million, $86.8 million, and $79.1 million for the years ended December 31, 2017, 2016, and 2015, respectively.
Postemployment Benefits  Progressive provides various postemployment benefits to former or inactive employees who meet eligibility requirements, and to their beneficiaries and covered dependents. Postemployment benefits include salary continuation and disability-related benefits, including workers’ compensation and, if elected, continuation of health-care benefits for specified limited periods. The liability for these benefits was $19.5 million and $21.7 million at December 31, 2017 and 2016, respectively.
Incentive Compensation Plans – Employees  Progressive’s incentive compensation programs include both non-equity incentive plans (cash) and equity incentive plans. Progressive’s cash incentive compensation includes an annual cash incentive program for a limited number of senior executives and Progressive’s Gainsharing program for other employees, and for 2017, a separate gainsharing program for ARX employees; the structures of these programs are similar in nature. Progressive’s equity incentive compensation plans provide for the granting of restricted stock awards and restricted stock unit awards (collectively, “restricted equity awards”) to key members of management. Since 2010, Progressive has only issued restricted stock units as the form of equity compensation.
In addition, ARX provides periodic cash bonuses to its employees and, prior to 2017, annual cash bonuses to its employees. ARX also has an equity compensation plan under which it has granted stock option awards, exercisable for shares of ARX common stock, to certain of its key employees. These stock option awards include both nonqualified and incentive stock options; all such stock options are subject to the put and call provisions of the ARX stockholders’ agreement (See Note 15 – Redeemable Noncontrolling Interest for further discussion). As a result of these provisions, and the determination that the ultimate settlement of these awards would be in cash, the ARX stock options are treated as liability awards for accounting purposes.
The amounts charged to income for Progressive and ARX incentive compensation plans for the years ended December 31, were:

	2017		2016		2015
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Non-equity incentive plans – cash	$461.3	$299.8	$386.8	$251.4	$337.7	$219.5
Equity incentive plans:
Equity awards	92.9	60.4	80.9	52.6	64.5	41.9
Liability awards	2.5	1.6	4.3	2.8	1.7	1.1

The increase in expense for the equity awards during 2017 primarily reflects an increase in management’s expectation of the percentage of certain performance-based awards that will ultimately vest (discussed below). The after-tax amounts are determined using the 35% corporate federal tax rate; the revaluation to the 21% rate is reflected in the total revaluation adjustment recorded at December 31, 2017 (see Note 5 – Income Taxes for further discussion).
Progressive’s 2003 Incentive Plan has expired, and no new awards may be made under this plan; all awards granted prior to the plan’s expiration have vested, been forfeited, or expired, prior to December 31, 2015. Progressive’s 2010 Equity Incentive Plan and 2015 Equity Incentive Plan, which provide for the granting of equity-based compensation to officers and other key employees, originally authorized awards for up to 18.0 million shares and up to 13.0 million shares, respectively.
The restricted equity awards are issued as either time-based or performance-based awards. All restricted stock units are settled at or after vesting in Progressive common shares from existing treasury shares on a one-to-one basis. The time-based awards vest in equal installments upon the lapse of specified periods of time, typically three, four, and five years.
The performance-based awards were granted to approximately 45 Progressive executives and senior managers (including certain ARX managers) in 2017 in addition to their time-based awards, if applicable, to provide additional incentive to achieve pre-established profitability and growth targets, relative investment performance, or specific growth measures.
Vesting of performance-based awards is contingent upon the achievement of predetermined performance goals within specified time periods. The targets for the performance-based awards, as well as the number of units that ultimately may vest, vary by grant. All performance-based awards include a specified number of units that will vest if performance meets a specified target and minimum performance goals. If at least the minimum performance goals are achieved, the range at which an award can vest is determined by the type of measurement goals included in the award, as follows:

Performance Measurement	Year(s) of Grant	Vesting range (as a percentage of target)
Growth of our personal and commercial auto businesses, compared to market	2013-2017	0-250%
	2012	0-200%
Investment results relative to peer group	2012-2017	0-200%
Growth in percentage of auto policies bundled with other specified types of policies	2015	0% or 100-200%
Unit growth in a particular customer segment	2016-2017	0% or 85-150%
Generally, time-based and performance-based equity awards are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant. Performance-based equity awards that contain variable vesting criteria are expensed based on management’s expectation of the percentage of the award, if any, that will ultimately vest. These estimates can change periodically throughout the measurement period.
A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2017		2016		2015
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	6,951,373	$26.18	7,725,227	$23.37	9,051,564	$21.27
Add (deduct):
Granted[2]	2,383,475	32.01	1,870,660	31.54	2,489,976	25.20
Vested	(3,220,671)	22.53	(2,422,700)	21.50	(3,682,644)	19.53
Forfeited	(255,329)	28.03	(221,814)	24.64	(133,669)	21.63
End of year[3,4]	5,858,848	$30.47	6,951,373	$26.18	7,725,227	$23.37
[1] Includes restricted stock units; 2015 also includes restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
2 We reinvest dividend equivalents on restricted stock units. For 2017, 2016, and 2015, the number of units “granted” shown in the table above includes 157,396, 165,045, and 196,947 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
3 At December 31, 2017, the number of shares included 1,513,779 performance-based units at their target amounts. We expect 3,244,111 units to vest based upon our current estimates of the likelihood of achieving the pre-determined performance goals applicable to each award.
4 At December 31, 2017, the total unrecognized compensation cost related to unvested equity awards was $87.1 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.2 years.
The aggregate fair value of the restricted equity awards that vested during the years ended December 31, 2017, 2016, and 2015, was $130.5 million, $77.0 million, and $105.4 million, respectively, based on the actual stock price on the applicable vesting date.
As a result of the put and call rights described in Note 15 – Redeemable Noncontrolling Interest, all outstanding stock options awarded to ARX employees prior to April 1, 2015, are treated as liability awards for accounting purposes; however, the awards maintain the specific features per the original award agreements. The value of each option is based upon our good faith estimate of the fair market value as of the end of the reporting period and the pro rata expense is recognized.
A summary of all ARX employee stock option activity since acquisition, follows:

	2017		2016		2015
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	24,995	$526.46	24,995	$526.46	NA	NA
At acquisition date 4/1/2015	NA	NA	NA	NA	26,000	$513.72
Add (deduct):
Exercised[1]	(2,445)	174.65	0	0	(1,005)	197.01
End of year	22,550	$564.60	24,995	$526.46	24,995	$526.46
Exercisable, end of year	17,950	$517.75	16,995	$438.77	12,995	$386.69
NA = Not Applicable
1 At the time of exercise in 2017 and 2015, the value earned by the option holders was $2.9 million and $1.1 million, respectively.

	2017		2016		2015
Non-Vested Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	8,000	$712.74	12,000	$677.81	NA	NA
At acquisition date 4/1/2015	NA	NA	NA	NA	14,800	$675.55
Add (deduct):
Vested	(3,400)	665.79	(4,000)	607.95	(2,800)	665.85
End of year[1]	4,600	$747.45	8,000	$712.74	12,000	$677.81
NA = Not Applicable
1 At December 31, 2017, 2016, and 2015, the remaining unrecognized compensation cost related to unvested options was $0.7 million, $1.6 million, and $2.9 million, respectively, and the remaining weighted average vesting period on the unvested awards was 1.01 years, 1.36 years, and 1.72 years, respectively.
Incentive Compensation Plans – Directors  Progressive’s 2003 Directors Equity Incentive Plan, has expired and no new awards may be made under this plan; in 2017, shareholders approved the Progressive 2017 Directors Equity Incentive Plan and it provides for the granting of equity-based awards, including restricted stock awards, to non-employee directors, and originally authorized awards for up to 0.5 million shares.
Beginning in 2016, The Progressive Corporation permits each non-employee director to indicate a preference to receive either 100% of their compensation in the form of a restricted stock award or 60% in the form of a restricted stock award and 40% in the form of cash. If the director does not state a preference, it is presumed that he or she preferred to receive 100% of their compensation in the form of restricted stock. After considering such preferences, the Board’s Compensation Committee determines the awards (restricted stock, or restricted stock and cash) for each non-employee director. Prior to 2016, The Progressive Corporation granted restricted stock awards as the sole form of compensation to non-employee directors.
The restricted stock awards are issued as time-based awards. The vesting period (i.e., requisite service period) is typically 11 months from the date of each grant. To the extent a director is newly appointed during the year, or a director’s committee assignments change, the vesting period may be shorter. Both the restricted stock awards and cash, if elected, are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant.
A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2017		2016		2015
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	55,839	$33.24	89,427	$27.23	81,579	$25.45
Add (deduct):
Granted	53,284	40.54	55,839	33.24	89,427	27.23
Vested	(55,839)	33.24	(89,427)	27.23	(81,579)	25.45
End of year	53,284	$40.54	55,839	$33.24	89,427	$27.23

The aggregate fair value of the restricted stock vested, during the years ended December 31, 2017, 2016, and 2015, was $2.2 million, $3.0 million, and $2.2 million, respectively, based on the actual stock price at time of vesting.

Deferred Compensation  The Progressive Corporation Executive Deferred Compensation Plan (Deferral Plan) permits eligible Progressive executives to defer receipt of some or all of their annual incentive payments and all of their annual equity awards. Deferred cash compensation is deemed invested in one or more investment funds, including Progressive common shares, offered under the Deferral Plan and elected by the participant. All Deferral Plan distributions attributable to deferred cash compensation will be paid in cash.
For all equity awards granted in or after March 2005, and deferred pursuant to the Deferral Plan, the deferred amounts are deemed invested in our common shares and are ineligible for transfer to other investment funds in the Deferral Plan; distributions of these deferred awards will be made in Progressive common shares. For all restricted stock awards granted prior to that date, the deferred amounts are eligible to be transferred to any of the investment funds in the Deferral Plan; distributions of these deferred awards will be made in cash. We reserved 11.1 million of our common shares for issuance under the Deferral Plan.
An irrevocable grantor trust has been established to provide a source of funds to assist us in meeting our liabilities under the Deferral Plan. The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2017	2016
Progressive common shares[1]	$128.2	$122.2
Other investment funds[2]	167.0	136.9
Total	$295.2	$259.1
[1] Included 4.4 million and 4.7 million common shares as of December 31, 2017 and 2016, respectively, to be distributed in common shares.
[2] Amount is included in other assets on the balance sheet.